RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Outstanding balance		$ 104,955	$ 81,982
Gross carrying amount - trade receivables		106,333	83,319
Loss allowances		1,378	1,337
Provision of guarantees or collateral by entity, related party transactions		0
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Gross carrying amount - trade receivables		5,600
Italian-Thai and its affiliates | Past due | Later than one year
Disclosure of transactions between related parties [Line Items]
Gross carrying amount - trade receivables		4,600
Loss allowances		4,600
PEWC
Disclosure of transactions between related parties [Line Items]
Principal amount borrowed under Secured Loan	$ 6,000
Secured loan fixed interest rate	3.00%
PEWC
Disclosure of transactions between related parties [Line Items]
Sales commission received from related party		$ 0	$ 0	$ 0
Sigma Cable Company (Private) Limited (“Sigma Cable”) | PEWC
Disclosure of transactions between related parties [Line Items]
Secured loan pledging ownership percentage as collateral	98.30%